OCM GOLD FUND

Schedule of Investments - February 28, 2023

(Unaudited)

Shares			Value
	Common Stocks	97.7%
	Major Gold Producers	33.3%
80,000	Agnico Eagle Mines Ltd.		$3,682,400
155,000	AngloGold Ashanti Ltd. ADR		2,582,300
100,000	B2Gold Corp.		339,000
300,000	B2Gold Corp.^		1,024,551
200,000	Barrick Gold Corp.		3,224,000
140,000	Endeavour Mining PLC		2,913,888
65,000	Newmont Corp.		2,834,650
			16,600,789
	Intermediate/Mid-Tier Gold Producers	24.8%
300,000	Alamos Gold, Inc.		3,054,000
250,000	Dundee Precious Metals, Inc.		1,604,984
225,000	Fortuna Silver Mines, Inc.*		730,487
130,000	Lundin Gold, Inc.		1,343,349
700,000	OceanaGold Corp.*		1,426,164
75,000	Pan American Silver Corp.		1,114,500
800,000	Perseus Mining Ltd.		1,057,802
150,000	SSR Mining, Inc.		2,047,500
			12,378,786
	Junior Gold Producers	19.5%
400,489	Calibre Mining Corp.*		334,597
1,250,000	Emerald Resources N.L.*		1,110,289
150,000	i-80 Gold Corp.*		341,884
1,449,950	Jaguar Mining, Inc.		2,752,195
175,000	K92 Mining, Inc.*		954,196
1,000,000	Minera Alamos, Inc.*		278,490
450,000	Mineros S.A.		181,385
500,000	Orezone Gold Corp.*		465,372
4,100,000	Superior Gold, Inc.*		826,310
1,595,000	Thor Explorations Ltd.*		327,299
450,000	Wesdome Gold Mines Ltd.*		2,146,940
			9,718,957
	Exploration and Development Companies	4.5%
180,500	Benchmark Metals, Inc.*		48,283
250,000	G Mining Ventures Corp.*		164,895
1,000,000	Liberty Gold Corp.*		388,421
616,500	Montage Gold Corp.*		293,679
5,000,000	Omai Gold Mines Corp.		230,854
257,945	Paramount Gold Nevada Corp.*		77,383
975,000	Rio2 Ltd.*		121,473

Shares			Value
3,000,000	Royal Road Minerals Ltd.*		$269,329
4,578,755	RTG Mining, Inc.*		140,188
2,512,040	Sutter Gold Mining, Inc.* #		—
1,210,500	Tajiri Resources Corp.*		31,050
530,000	West Vault Mining, Inc.*		369,000
450,000	Westhaven Gold Corp.*		113,778
			2,248,333
	Royalty/Streaming Companies	8.1%
97,500	Wheaton Precious Metals Corp.		4,062,202
	Primary Silver Producers	7.5%
625,000	Andean Precious Metals Corp.*		384,756
570,000	Aya Gold & Silver, Inc.*		3,341,884
			3,726,640
	Total Common Stocks
	(Cost $29,575,982)		48,735,707
	Warrants	2.4%
	Exploration and Development Companies	0.0%
641,000	Euro Sun Mining, Inc. Exercise Price 0.55 CAD, Exp. 6/5/2023*		—
225,000	Westhaven Gold Corp. Exercise Price 1.00 CAD, Exp. 3/3/2023*		—
400,000	Apollo Silver Corp. Exercise Price 1.25 CAD, Exp. 6/25/2023*		—
			—
	Primary Silver Producers	2.4%
350,000	Aya Gold & Silver, Inc. Exercise Price 3.30 CAD, Exp. 9/3/2023*		1,205,570
			1,205,570
	Total Warrants
	(Cost $0)		1,205,570
	Total Investments	100.1%
	(Cost $29,575,982)		49,941,277
	Liabilities less Other Assets	(0.1)%	(32,431)
	TOTAL NET ASSETS	100.0%	$49,908,846

ADR – American Depository Receipt

PLC – Public Limited Company

CAD – Canadian Dollars

^	Denoted investment is a Canadian security traded on U.S. stock exchange.
*	Non-income producing security.
#	Level 3 security fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of this security is $0.